Loans from Investors (Details) - BRL (R$) R$ in Millions						12 Months Ended
	Dec. 15, 2022	May 20, 2022	Apr. 28, 2022	Mar. 28, 2022	Jan. 27, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans from Investors [Line Items]
Number of loan agreements	two	two		four	four	three
Investor loans amount (in Brazil Real)						R$ 4.8
Percentage of interest accruing rate per annum			8.00%		3.00%
Number of additional loan agreements							seven
Percentage of loan interest rate per annum							10.00%
Percentage of interest charge on loan overdue						2.00%	2.00%
Percentage of principal loan amount								15.00%
Percentage of loan premium calculated on fair value								15.00%
Loan premium current (in Brazil Real)								R$ 0.2
Bottom of Range [Member]
Loans from Investors [Line Items]
Percentage of loan interest rate per annum						8.00%
Top of Range [Member]
Loans from Investors [Line Items]
Percentage of loan interest rate per annum						10.00%
Third Party Investors [Member]
Loans from Investors [Line Items]
Number of loan agreements							eight	four
Investor loans amount (in Brazil Real)							R$ 7.4	R$ 4.8
Investor loans maturity amount term								16 months
Percentage of interest accruing rate per annum								10.00%
Schurmann’s [Member]
Loans from Investors [Line Items]
Loan premium (in Brazil Real)								R$ 3.2